                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                 REPORT OF THE QUARTER ENDED SEPTEMBER 30, 1999

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                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM)
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                         IF AMENDED REPORT, CHECK HERE:

Name of Institutional Investment Manager:
NATIONWIDE ADVISORY SERVICES, INC.
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Business Address:
THREE NATIONWIDE PLAZA    COLUMBUS,         OH             43216
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Street                    City              State           Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

James F. Laird, Jr. - V.P./General Manager             (614) 249-5947
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ATTENTION - International misstatements or omissions of facts constitute
Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

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FORM 13F FILE NUMBER: 28-5944

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously-submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager caused this report to be signed on its behalf in the City of Columbus and the State of Ohio on the 15th day of November, 1999.

                                         NATIONWIDE ADVISORY SERVICES, INC.
                                         ----------------------------------
                                      (Name of Institutional Investment Manager)

                                                         /s/ JAMES F. LAIRD, JR.
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                                      JAMES F. LAIRD, JR. - V.P./GENERAL MANAGER
              (Manual signature of Person Duly Authorized to submit this Report)

Report Type (Check only one):
     [X] 13F HOLDING REPORT. (check here if all holdings of this reporting manager are reported in this report.)

         13F NOTICE. (check here if no holdings reported are in this report and all holdings are reported in by other reporting manager(s).)

         13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Manager: (If there are no entries in this list, omit this section.)
                        FORM CONTINUES ON FOLLOWING PAGE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        none
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Form 13F Information Table Entry Total:                     0
                                              -----------------------------

Form 13F Information Table Value Total:                    $0
                                              -----------------------------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F File number(s) of all institutional investment managers with respect to which this report is filed, other than manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.      Form 13F File Number        Name

FORM 13F                                                      SEPTEMBER 30, 1999


         NAME OF REPORTING MANAGER: NATIONWIDE ADVISORY SERVICES, INC.

-------------------------------------------------------------------------------------------------------------------------
            ITEM 1:                 ITEM 2:   ITEM 3:      ITEM 4:     ITEM 5:       ITEM 6:               ITEM 8:
                                                                                   INVESTMENT
                                                                                   DISCRETION
                                                                               --------------------
                                                                                     (b)
                                                                                   SHARED
                                                                                     AS
                                                                                   DEFINED
                                                             FAIR    SHARES OF       IN     (c)
                                      TITLE    CUSIP        MARKET   PRINCIPAL (a) INSTR. SHARED -   (a)      (b)    (c)
         NAME OF ISSUER             OF CLASS  NUMBER        VALUE      AMOUNT  SOLE   V   OTHER      SOLE   SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------
Abbott Labs                            COM    002824100           770    21,000  X                  21,000
Allergan Inc                           COM    018490102         6,138    55,800  X                  55,800
Alltel Corp                            COM    020039103         1,979    28,120  X                  28,120
Alza Corp                              COM    022615108         3,279    76,600  X                  76,600
American Home Prods Corp               COM    026609107         1,888    45,500  X                  45,500
American Intl Group Inc                COM    026874107         4,903    56,396  X                  56,396
Anheuser-Busch Cos Inc                 COM    035229103         2,866    40,900  X                  40,900
Cl A Associates First Cap              COM    046008108         6,937   192,704  X                 192,704
Bank NY Inc                            COM    064057102         2,625    78,500  X                  78,500
Bank One Corp                          COM    06423A103         5,910   169,769  X                 169,769
Black & Decker Corp                    COM    091797100        12,815   280,500  X                 280,500
Brunswick Corp                         COM    117043109         1,910    76,800  X                  76,800
Charter One Finl Inc                   COM    160903100         1,349    58,344  X                  58,344
Disney Walt (The) Co                   COM    254687106         2,758   106,059  X                 106,059
Dun & Bradstreet Corp (New)            COM    26483B106         2,160    72,300  X                  72,300
Equifax Inc                            COM    294429105           666    21,800  X                  21,800
FNMA                                   COM    313586109         6,927   110,500  X                 110,500
Ford Motor Co                          COM    345370100         4,683    93,200  X                  93,200
Gannett Inc                            COM    364730101         2,435    35,200  X                  35,200
Cl A Gartner Group Inc                 COM    366651107           217    13,567  X                  13,567
Georgia Gulf Corp                      COM    373200203         1,096    55,500  X                  55,500
HCR Manor Care Inc                     COM    404134108         3,156   183,600  X                 183,600
Horace Mann Educators Corp             COM    440327104         4,337   168,000  X                 168,000
IMS Health Inc                         COM    449934108         3,513   154,000  X                 154,000
International Bus Machs Corp           COM    459200101        11,749    97,100  X                  97,100
MBIA Inc                               COM    55262C100           504    10,800  X                  10,800
MBNA Corp                              COM    55262L100         5,293   232,000  X                 232,000
Martin Marietta Materials Inc          COM    573284106         3,383    84,700  X                  84,700
Masco Corp                             COM    574599106         4,374   141,100  X                 141,100
Maytag Corp                            COM    578592107         3,148    94,500  X                  94,500
McDonalds Corp                         COM    580135101         8,771   202,800  X                 202,800
Mellon Bk Corp                         COM    585509102        13,490   401,200  X                 401,200
Millipore Corp                         COM    601073109         2,498    66,500  X                  66,500
Cl A New York Times Co                 COM    650111107         6,675   178,000  X                 178,000
O M Group Inc                          COM    670872100         2,596    67,650  X                  67,650
Pacific Century Finl Corp              COM    694058108         1,236    60,500  X                  60,500
Pall Corp                              COM    696429307         2,197    94,756  X                  94,756
                                                            ---------
                                           COLUMN TOTAL       151,233

FORM 13F                                                      SEPTEMBER 30, 1999


         NAME OF REPORTING MANAGER: NATIONWIDE ADVISORY SERVICES, INC.

-------------------------------------------------------------------------------------------------------------------------
            ITEM 1:                 ITEM 2:   ITEM 3:      ITEM 4:     ITEM 5:       ITEM 6:               ITEM 8:
                                                                                   INVESTMENT
                                                                                   DISCRETION
                                                                               --------------------
                                                                                     (b)
                                                                                   SHARED
                                                                                     AS
                                                                                   DEFINED
                                                             FAIR    SHARES OF       IN     (c)
                                      TITLE    CUSIP        MARKET   PRINCIPAL (a) INSTR. SHARED -   (a)      (b)    (c)
         NAME OF ISSUER             OF CLASS  NUMBER        VALUE      AMOUNT  SOLE   V   OTHER      SOLE   SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                            COM    713448108         6,423   210,600  X                 210,600
Pharmacia & Upjohn Co                  COM    716941109         8,104   163,300  X                 163,300
Pfizer Inc                             COM    717081103         4,434   123,600  X                 123,600
Philip Morris Cos Inc                  COM    718154107         4,140   121,100  X                 121,100
Procter & Gamble Co                    COM    742718109         3,713    39,600  X                  39,600
Quaker Oats Co                         COM    747402105         9,838   159,000  X                 159,000
Quest Diagnostics Inc                  COM    74834L100         3,738   143,787  X                 143,787
Ralston-Purina Group                   COM    751277302         8,418   302,000  X                 302,000
St Jude Medical Inc                    COM    790849103         4,807   152,600  X                 152,600
Schering-Plough Corp                   COM    806605101        23,165   531,000  X                 531,000
Cl A Scripps (E W) Co                  COM    811054204         2,638    53,700  X                  53,700
Texaco Inc                             COM    881694103         6,161    97,600  X                  97,600
Tiffany & Co                           COM    886547108         2,302    38,400  X                  38,400
Trinity Inds Inc                       COM    896522109         1,525    49,400  X                  49,400
Vulcan Materials Co                    COM    929160109         5,783   157,900  X                 157,900
Wal-Mart Stores Inc                    COM    931142103         3,853    81,000  X                  81,000
Warner-Lambert Co                      COM    934488107        23,576   355,200  X                 355,200
Cl B Washington Post Co                COM    939640108         3,519     6,900  X                   6,900
Wells Fargo Co (New)                   COM    949746101        12,585   317,600  X                 317,600
                                                            ---------
                                COLUMN TOTAL                  138,722
                                                            ---------
                                GRAND TOTAL                   289,955
                                                            =========